SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2021
CIK 0001836935 Centricus Acquisition Corp.
Schedule of basic and diluted net income (loss) per ordinary share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

Three Months
Ended
March 31,
2021
Class A ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$4,632
Unrealized gain on marketable securities held in Trust Account	—
Net Income	$4,632
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	30,930,993
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net income	$8,626,644
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(4,632)
Non-Redeemable Net Income	$8,622,366
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	10,159,937
Basic and diluted net income per share, Non-redeemable ordinary shares	$0.85